Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth information about executive compensation, compensation paid and the Company’s performance.
Year	Summary Compensation Table Total for PEO Berle(1)	Summary Compensation Table Total for PEO Lindblad(1)	Compensation Actually Paid to PEO Berle(1)(2)(3)	Compensation Actually Paid to PEO Lindblad(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Value of $100 Investment Based On:(4)		Net Loss Available to Common Stockholders (millions)	Adjusted EDITDA (millions)(6)
							Total Shareholder Return	FTSE 100 Index(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	$1,635,303	N/A	$(3,740,733)	N/A	$1,827,250	$722,410	$47.09	$98.80	$(116.1)	$(11.5)
2021	$6,936,263	$811,127	$10,277,472	$(896,178)	$967,846	$719,423	$95.41	$97.91	$(124.7)	$(64.0)
2020	N/A	$2,376,852	N/A	$3,021,481	$1,691,674	$2,108,405	$104.71	$85.66	$(100.4)	$(52.2)

(1)
Mr. Berle was the Principle Executive Officer (“PEO”) during 2022 and 2021, Mr. Lindblad was the PEO during 2021 and 2020. The Non-PEO NEOs for each year were Mr. Felenstein, Mr. Byus, Mr. Bressler and Mr. Goodman, and for 2022 only, Mr. Brodsky.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	PEO Berle
	2020	2021	2022
SCT Total	$—	$6,936,263	$1,635,303
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(6,242,973)	(575,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	9,584,182	278,231
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	(4,429,394)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	(649,872)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	$—	$10,277,472	$(3,740,733)
	PEO Lindblad
	2020	2021	2022
SCT Total	$2,376,852	$811,127	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,912,242)	(772,519)	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,458,773	748,831	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(277,732)	(466,575)	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(624,171)	124,019	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(1,341,061)	—
Compensation Actually Paid	$3,021,481	$(896,178)	$—
	NEO
	2020	2021	2022
SCT Total	$1,691,674	$967,846	$1,827,250
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,088,231)	(345,728)	(1,010,633)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,951,502	303,478	341,776
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(49,992)	(239,077)	(363,226)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(244,063)	32,904	(72,757)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(152,485)	—	—
Compensation Actually Paid	$2,108,405	$719,423	$722,410

(4)
Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last day in FY 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Peer Group” represents the FTSE 100, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. A reconciliation of Adjusted EBITDA can be found in our Annual Report on Form 10-K.

Company Selected Measure Name	Adjusted EDITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Berle was the Principle Executive Officer (“PEO”) during 2022 and 2021, Mr. Lindblad was the PEO during 2021 and 2020. The Non-PEO NEOs for each year were Mr. Felenstein, Mr. Byus, Mr. Bressler and Mr. Goodman, and for 2022 only, Mr. Brodsky.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

Peer Group Issuers, Footnote [Text Block]
(5)
“Peer Group” represents the FTSE 100, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	PEO Berle
	2020	2021	2022
SCT Total	$—	$6,936,263	$1,635,303
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(6,242,973)	(575,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	9,584,182	278,231
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	(4,429,394)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	(649,872)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	$—	$10,277,472	$(3,740,733)
	PEO Lindblad
	2020	2021	2022
SCT Total	$2,376,852	$811,127	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,912,242)	(772,519)	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,458,773	748,831	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(277,732)	(466,575)	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(624,171)	124,019	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(1,341,061)	—
Compensation Actually Paid	$3,021,481	$(896,178)	$—

Non-PEO NEO Average Total Compensation Amount	$ 1,827,250	$ 967,846	$ 1,691,674
Non-PEO NEO Average Compensation Actually Paid Amount	$ 722,410	719,423	2,108,405
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
	NEO
	2020	2021	2022
SCT Total	$1,691,674	$967,846	$1,827,250
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,088,231)	(345,728)	(1,010,633)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,951,502	303,478	341,776
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(49,992)	(239,077)	(363,226)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(244,063)	32,904	(72,757)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(152,485)	—	—
Compensation Actually Paid	$2,108,405	$719,423	$722,410

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between CAP and TSR. The graph below illustrates the relationship between TSR and the Peer Group TSR as well as the relationship between CAP and TSR for the PEO and average Non-PEO NEOs.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and the Company’s Net Income for the applicable fiscal year.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure).   The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and the Company’s Adjusted EBITDA for the applicable fiscal year.

Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and CAP.   The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for FY 2022. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance-based stock awards. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation.
•
Adjusted EBITDA

•
Net Yield

•
Stock Price

Total Shareholder Return Amount	$ 47.09	95.41	104.71
Peer Group Total Shareholder Return Amount	98.8	97.91	85.66
Net Income (Loss)	$ (116,100,000)	$ (124,700,000)	$ (100,400,000)
Company Selected Measure Amount	(11.5)	(64.0)	(52.2)
PEO Name	Mr. Berle
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. A reconciliation of Adjusted EBITDA can be found in our Annual Report on Form 10-K.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Yield
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Berle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,635,303	$ 6,936,263
PEO Actually Paid Compensation Amount	(3,740,733)	10,277,472
Lindblad [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		811,127	$ 2,376,852
PEO Actually Paid Compensation Amount		(896,178)	3,021,481
PEO [Member] | Berle [Member] | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(575,000)	(6,242,973)
PEO [Member] | Berle [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	278,231	9,584,182
PEO [Member] | Berle [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,429,394)
PEO [Member] | Berle [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(649,872)
PEO [Member] | Lindblad [Member] | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(772,519)	(1,912,242)
PEO [Member] | Lindblad [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		748,831	3,458,773
PEO [Member] | Lindblad [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(466,575)	(277,732)
PEO [Member] | Lindblad [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		124,019	(624,171)
PEO [Member] | Lindblad [Member] | Fair Value As Of Prior Fiscal Year-End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,341,061)
Non-PEO NEO [Member] | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,010,633)	(345,728)	(1,088,231)
Non-PEO NEO [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	341,776	303,478	1,951,502
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(363,226)	(239,077)	(49,992)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (72,757)	$ 32,904	(244,063)
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year-End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (152,485)